Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Fuel Derivatives Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Derivative [Line Items]
Unrealized gains on fuel derivatives, net	$ 0	$ 0
Realized losses on fuel derivatives, net	0	0
Gains (losses) on fuel derivatives, net	$ 0	$ 0	$ 59
Fuel
Derivative [Line Items]
Unrealized gains on fuel derivatives, net			94
Realized losses on fuel derivatives, net			(35)
Gains (losses) on fuel derivatives, net			$ 59